Changes in accounting policies	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Changes in accounting policies	Changes in accounting policies:
The Corporation has consistently applied the accounting policies set out in note 4 to all periods presented in these consolidated financial statements.
Effective January 1, 2024, the Corporation adopted a number of new standards and interpretations, but they did not have a material impact on the Corporation's consolidated financial statements.